Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Assets
Cash and cash equivalents	$ 736,373	$ 1,956,976	$ 625,796
Accounts receivable trade, net	110,687	103,824	24,647
Inventories	579,836	393,434	198,274
Prepaid consulting		42,500	0
Prepaid expenses and other current assets	44,701	29,784	43,250
Total current assets	1,471,597	2,526,518	891,967
Furniture, fixtures and equipment, net	224,195	209,822	20,014
Prepaid consulting	0	0	255,436
Debt issue costs, net	0	0	254,852
Deposits	15,631	15,631	42,829
Total Assets	1,711,423	2,751,971	1,465,098
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	345,085	270,864	25,213
Accrued expenses	72,192	168,445	88,010
Line of credit	0	0	2,458,156
Insurance premium finance contracts	11,533	10,227	8,135
Total current liabilities	428,810	449,536	2,579,514
Convertible note	1,497,483	1,497,483	0
Total liabilities	1,926,293	1,947,019	2,579,514
Stockholders' equity (deficit)
Preferred stock: $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding	0	0	0
Common stock : $0.001 par value, 50,000,000 shares authorized, 22,134,570; 22,104,570 and 16,538,190 shares issued and outstanding as of September 30, 2011; June 30, 2011 and June 30,2010, respectively.	22,135	22,105	16,538
Additional paid in capital	16,895,368	16,452,674	8,512,232
Accumulated deficit	(17,132,373)	(15,669,827)	(9,643,186)
Total stockholders' equity (deficit)	(214,870)	804,952	(1,114,416)
Total liabilities and stockholders' equity (deficit)	$ 1,711,423	$ 2,751,971	$ 1,465,098